Employee Benefit Plans (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Net Periodic Benefit Cost

For the three and nine months ended March 31, 2016 and 2015, the components of total periodic benefit costs were as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2016	2015	2016	2015
Components of net periodic benefit costs:
Service cost	$924	$673	$2,865	$2,569
Interest cost	4,837	3,578	15,419	16,987
Expected return on plan assets	(5,745)	(4,598)	(18,315)	(19,670)

Net periodic cost (benefit)	$16	$(347)	$(31)	$(114)

Pension Plan
Net Periodic Benefit Cost

Components of Net Periodic Benefit Costs:

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013

Service cost	$3,676	$1,331	$—	$—
Interest cost	22,891	9,127	38	221
Expected return on plan assets	(25,730)	(9,905)	—	—
Curtailment gain	—	(75)	—	—

Net periodic benefit cost	$837	$478	$38	$221

Summary of Change in Projected Benefit Obligation Plan Assets and Funded Status

The following table presents, for the fiscal years noted, a summary of the changes in the projected benefit obligation, plan assets and funded status of the Company’s pension plans:

	Successor
	June 30, 2015	June 30, 2014
Change in benefit obligation:
Benefit obligation at beginning of year	$579,708	$3,494
Acquisitions	—	547,033
Service cost	3,676	1,331
Interest cost	22,891	9,165
Curtailment gain	—	(75)
Foreign exchange impact	(42,855)	14,367
Actuarial loss	39,891	9,684
Employee contributions	1,394	576
Benefits paid	(18,922)	(5,867)

Benefit obligation at end of year	$585,783	$579,708

Change in plan assets:
Fair value of plan assets at beginning of year	$557,271	$—
Acquisitions	—	515,221
Actual return on plan assets	81,813	28,026
Foreign exchange impact	(41,234)	13,557
Employer contributions	14,447	5,758
Employee contributions	1,394	576
Benefits paid	(18,922)	(5,867)

Fair value of plan assets at end of year	$594,769	$557,271

Overfunded/(underfunded) status at end of year	$8,986	$(22,437)

Components of the amounts recognized in the Consolidated Balance Sheet:
Current liabilities	$—	$(747)
Non-current assets/(liabilities)	8,986	(21,690)

Total overfunded/(underfunded) status	$8,986	$(22,437)

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income):

	Successor		Predecessor
	For the year ended June 30, 2015	Period from August 15, 2013 through June 30, 2014	Period from July 1, 2013 through August 14, 2013	For the year ended June 30, 2013
Actuarial gain, net of tax	$(12,758)	$(6,861)	$—	$—
Effect of foreign exchange rates	(22)	(82)	—	—

Total recognized in other comprehensive (income)	$(12,780)	$(6,943)	$—	$—

Weighted Average Assumptions Used to Determine Defined Benefit Pension Plans

The weighted average assumptions used to determine benefit for the Company’s pension plans as follows:

	Successor		Predecessor
	2015	2014	2013
Discount rate	2.60%-4.30%	2.60%-4.30%	4.00%
Expected rate of return	2.15%-5.05%	2.50%-5.15%	n/a
Rate of compensation increase	2.00%-3.90%	2.00%-3.90%	2.00%
Rate of price inflation	1.80%-3.20%	2.00%-3.30%	n/a

Analysis of Plan Assets Fair Value

The analysis of the plan assets fair value was as follows:

	Successor
Description	2015	2014
Investment funds	99.03%	97.41%
Debt securities	0.02%	0.07%
Insurance contracts	0.60%	0.80%
Cash and cash equivalents	0.35%	1.72%

Major Categories of Assets Measured at Fair Value on Recurring Basis

The following are the major categories of assets measured at fair value on a recurring basis as of June 30, 2015 and 2014, using quoted prices in active markets for identical assets (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

June 30, 2015	Level 1	Level 2	Level 3
Description	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Observable Inputs	Total at June 30, 2015
Investment funds	$1,307	$587,743	$—	$589,050
Debt securities	113	—	—	113
Insurance contracts	3,254	284	—	3,538
Cash and cash equivalents	2,068	—	—	2,068

	$6,742	$588,027	$—	$594,769

June 30, 2014	Level 1	Level 2	Level 3
Description	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total at June 30, 2014
Investment funds	$—	$542,779	$—	$542,779
Debt securities	407	—	—	407
Insurance contracts	—	4,494	—	4,494
Cash and cash equivalents	9,591	—	—	9,591

	$9,998	$547,273	$—	$557,271

Defined Benefit Pension Plans Expected Payments

Benefit payments of the defined benefit pension plans are expected to be paid as follows:

For the Year Ending June 30,	Amount
2016	$17,448
2017	18,069
2018	18,427
2019	19,208
2020	19,499
2021-2025	105,868

$198,519

CANADA | Other Post-Employment Obligations
Net Periodic Benefit Cost

Total
Components of Net Periodic Benefit Cost
Service cost	$44
Interest cost	62
Expected return on plan assets	—

Net Periodic Benefit Cost	$106

Summary of Change in Projected Benefit Obligation Plan Assets and Funded Status

The following table presents a summary of the changes in the projected benefit obligation, plan assets and funded status of the Shorewood Medical Plan which was assumed in the Company’s acquisition of AGI Shorewood as of June 30, 2015 and for the year ended June 30, 2015.

Total
Change in benefit obligation:
Benefit obligation at beginning of period	$—
Acquisition	2,582
Service cost	44
Interest cost	62
Benefits paid	(2)
Actuarial gain	(419)

Benefit obligation at end of period	$2,267

Fair value of plan assets at end of period:	$—

Underfunded status at end of period	$(2,267)

Components of Amounts Recognized in Consolidated Balance Sheet

Total
Components of the amounts recognized in the Consolidated Balance Sheet
Non-current assets	$—
Current liabilities	(61)
Non-current liabilities	(2,206)

Underfunded status at end of period	$(2,267)

Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income)

Total
Other Changes in Benefit Obligations Recognized in Other Comprehensive (Income):
Actuarial gain, net of tax	$419

Total Recognized in Other Comprehensive (Income)	$419

Weighted Average Assumptions Used to Determine Benefit Obligation

The weighted average assumptions used to determine the benefit obligation for the Shorewood Medical Plan are as follows:

Discount rates:	•	3.9% for benefit cost determination
	•	4.0% for June 30, 2015 funded status
Health care cost trend rates:
Hospital		4.5%
Prescription drugs		8.26% grading down to 4.5% after 2029
Other medical		4.5%
Mortality:		Canadian Pensioner’s Mortality (“CPM”) 2014 Private Mortality Table with Projection Scale CPM-B

Effects of One Percentage Change in Health Care Cost Trend Rates on Benefit Obligation

The effects of a 1% change in health care cost trend rates on the benefit obligation at June 30, 2015 are as follows:

•	One-percentage point increase	$138 or 6.1%
•	One-percentage point decrease	($124) or (5.5%)